Disclosure of detailed information about tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Current year	$ 2,640	$ 2,410
Prior year	185	274
Total current tax expense	2,825	2,684
Current year movement in recognized temporary differences and losses	279	(1,223)
Deferred tax expense (recovery)	279	(1,223)
Total income tax expense	$ 3,104	$ 1,461